Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	52-1188014
Plan number	002
Participant loan	$ 14,477
Total investments at fair value	$ 1,708,474
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	$ 486,978
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	$ 899,063
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Cash Reserve Federal MM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	381,315
Total investments at fair value	$ 381
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Growth Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	750,014
Total investments at fair value	$ 188,366
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Inflation-Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,864,394
Total investments at fair value	$ 17,451
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Institutional 500 Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,385,147
Total investments at fair value	$ 193,117
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Institutional Total Bond Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	758,428
Total investments at fair value	$ 83,541
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Institutional Total International Stock Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	752,926
Total investments at fair value	$ 105,937
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Mid-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	693,118
Total investments at fair value	$ 55,020
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	69,136,321
Total investments at fair value	$ 69,136
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Small-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	325,265
Total investments at fair value	$ 40,196
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	178,389
Total investments at fair value	$ 15,138
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	307,597
Total investments at fair value	$ 28,302
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	479,934
Total investments at fair value	$ 46,976
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	644,842
Total investments at fair value	$ 67,786
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	506,705
Total investments at fair value	$ 57,668
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	599,089
Total investments at fair value	$ 71,753
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	615,134
Total investments at fair value	$ 76,129
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	275,203
Total investments at fair value	$ 41,534
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	253,150
Total investments at fair value	$ 20,080
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	168,731
Total investments at fair value	$ 8,231
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,796
Total investments at fair value	$ 886
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	169,780
Total investments at fair value	$ 12,849
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Value Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	878,569
Total investments at fair value	$ 65,462
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Wellington Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,555,924
Total investments at fair value	$ 120,102
Investment, Identifier [Axis]: for NS stock | NS Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,207,541
Total investments at fair value	$ 307,956